Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Tax	$ 9,450	$ 7,876
Labor	986	907
Civil	2,715	2,089
Environmental	114	109
Others	70	72
Total	$ 13,335	$ 11,053	$ 9,716	$ 8,038